Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2016
Concentrations of Credit Risk [Abstract]
Concentrations of Credit Risk
(17)	Concentrations of Credit Risk

Concentration risks

Details of the customers accounting for 10% or more of total net revenues are as follows:

	Year ended December 31,
	2014	% of sales	2015	% of sales	2016	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited ("PICC")	442,608	20.6%	676,939	23.9%	1,247,860	26.5%
Huaxia Life Insurance Comapny Limited ("Huaxia")	*	*	*	*	517,759	11.0%
China Pacific Property Insurance Co., Ltd. ("CPIC")	255,655	11.9%	315,961	11.2%	487,705	10.4%
Ping An Property & Casualty Insurance Company of China, Ltd. ("Ping An").	294,228	13.7%	283,935	10.0%	*	*
	992,491	46.2%	1,276,835	45.1%	2,253,324	47.9%

* represented less than 10% of total net revenues as of the year.

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2015	%	2016	%
	RMB		RMB
Huaxia	26,456	11.0%	101,749	20.2%
PICC.	53,851	22.3%	84,523	16.8%
Tianan Life Insurance Company Limited	*	*	75,750	15.1%
CPIC	28,947	12.0%	*	*
	109,254	45.3%	262,022	52.1%

* represented less than 10.0% of account receivables as of the year end.

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.

The Group performs ongoing credit evaluations on the amounts due from Sincere Fame and its subsidiaries (Note 15(a)(i)). As the Group has significant influences over the operations of Sincere Fame through its equity investment in Sincere Fame, and in view of the historically positive operating results of Sincere Fame and its subsidiaries, the Group considered that the credit risks on the amounts due from an affiliate and its subsidiaries are not significant.

In respect of the suspension of business cooperation with PICC (Note 22), the management has assessed the recoverability for the amounts due from PICC and concluded there is no significant deterioration of the credit risk for the receivable as of December 31, 2016 accordingly.

Currency risk

Except for the proceeds from the initial public offering and the follow-on offering (which were in USD), substantially all of the revenue-generating operations of the Group are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted by the People’s Bank of China. However, the unification of the exchange rate does not imply convertibility of RMB into USD or other foreign currencies. All foreign exchange transactions must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange or at a swap center. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.